Consolidated Statements of Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues
Vertically Integrated Utilities	$ 9,095.1	$ 9,012.4	$ 9,069.9
Transmission and Distribution Utilities	4,328.9	4,328.3	4,392.0
Generation and Marketing Revenues	1,771.4	2,858.7	2,866.7
Sales to AEP Affiliates	0.0	0.0	0.0
Other Revenues	229.5	180.7	124.6
TOTAL REVENUES	15,424.9	16,380.1	16,453.2
Expenses
Fuel and Other Consumables Used for Electric Generation	2,346.5	2,908.9	3,348.1
Purchased Electricity for Resale	2,965.3	2,821.4	2,760.1
Other Operation	2,484.0	2,956.9	2,703.9
Maintenance	1,141.3	1,237.7	1,325.3
Asset Impairments and Other Related Charges	87.1	2,267.8	0.0
Gain on Sale of Merchant Generation Assets	(226.4)	0.0	0.0
Depreciation and Amortization	1,997.2	1,962.3	2,009.7
Taxes Other Than Income Taxes	1,059.4	1,018.0	972.6
TOTAL EXPENSES	11,854.4	15,173.0	13,119.7
OPERATING INCOME (LOSS)	3,570.5	1,207.1	3,333.5
Other Income (Expense):
Interest and Investment Income	16.0	16.3	7.9
Carrying Costs Income	18.6	16.2	23.5
Allowance for Equity Funds Used During Construction	93.7	113.2	131.9
Gain on Sale of Equity Investment	12.4	0.0	0.0
Interest Expense	(895.0)	(877.2)	(873.9)
INCOME BEFORE INCOME TAX EXPENSE (CREDIT) AND EQUITY EARNINGS (LOSS)	2,816.2	475.6	2,622.9
Income Tax Expense (Credit)	969.7	(73.7)	919.6
Equity Earnings (Loss) of Unconsolidated Subsidiaries	82.4	71.2	65.3
Income (Loss) from Continuing Operations	1,928.9	620.5	1,768.6
Income (Loss) from Discontinued Operations, Net of Tax	0.0	(2.5)	283.7
NET INCOME (LOSS)	1,928.9	618.0	2,052.3
Net Income Attributable to Noncontrolling Interests	16.3	7.1	5.2
EARNINGS ATTRIBUTABLE TO COMMON SHAREHOLDERS	$ 1,912.6	$ 610.9	$ 2,047.1
Earnings Per Share
WEIGHTED AVERAGE NUMBER OF BASIC AEP COMMON SHARES OUTSTANDING	491,814,651	491,495,458	490,340,522
BASIC EARNINGS PER SHARE ATTRIBUTABLE TO AEP COMMON SHAREHOLDERS FROM CONTINUING OPERATIONS	$ 3.89	$ 1.25	$ 3.59
BASIC EARNINGS PER SHARE ATTRIBUTABLE TO AEP COMMON SHAREHOLDERS FROM DISCONTINUED OPERATIONS	0.00	(0.01)	0.58
TOTAL BASIC EARNINGS PER SHARE ATTRIBUTABLE TO AEP COMMON SHAREHOLDERS	$ 3.89	$ 1.24	$ 4.17
WEIGHTED AVERAGE NUMBER OF DILUTED AEP COMMON SHARES OUTSTANDING	492,611,067	491,662,007	490,574,568
DILUTED EARNINGS PER SHARE ATTRIBUTABLE TO AEP COMMON SHAREHOLDERS FROM CONTINUING OPERATIONS	$ 3.88	$ 1.25	$ 3.59
DILUTED EARNINGS PER SHARE ATTRIBUTABLE TO AEP COMMON SHAREHOLDERS FROM DISCONTINUED OPERATIONS	0.00	(0.01)	0.58
TOTAL DILUTED EARNINGS PER SHARE ATTRIBUTABLE TO AEP COMMON SHAREHOLDERS	$ 3.88	$ 1.24	$ 4.17
AEP Texas Inc. [Member]
Revenues
Transmission and Distribution Utilities	$ 1,470.3	$ 1,383.2	$ 1,374.1
Sales to AEP Affiliates	65.7	75.7	78.5
Other Revenues	2.4	2.5	5.4
TOTAL REVENUES	1,538.4	1,461.4	1,458.0
Expenses
Fuel and Other Consumables Used for Electric Generation	20.9	32.1	32.1
Other Operation	449.5	454.5	439.9
Maintenance	75.9	73.7	91.0
Asset Impairments and Other Related Charges		72.7	0.0
Depreciation and Amortization	450.1	413.9	468.9
Taxes Other Than Income Taxes	122.3	107.6	105.3
TOTAL EXPENSES	1,118.7	1,081.8	1,137.2
OPERATING INCOME (LOSS)	419.7	379.6	320.8
Other Income (Expense):
Interest Income	2.9	10.9	0.8
Allowance for Equity Funds Used During Construction	6.8	9.2	6.7
Interest Expense	(142.3)	(144.4)	(148.4)
INCOME BEFORE INCOME TAX EXPENSE (CREDIT) AND EQUITY EARNINGS (LOSS)	287.1	255.3	179.9
Income Tax Expense (Credit)	(23.4)	59.9	58.2
Income (Loss) from Continuing Operations	310.5	195.4	121.7
Income (Loss) from Discontinued Operations, Net of Tax	0.0	(48.8)	(1.4)
NET INCOME (LOSS)	310.5	146.6	120.3
AEP Transmission Co [Member]
Revenues
Electrical Transmission Revenue	141.9	110.4	84.3
Sales to AEP Affiliates	580.5	367.5	225.6
Other Revenues	0.8	0.1	0.3
TOTAL REVENUES	723.2	478.0	310.2
Expenses
Other Operation	60.1	37.0	22.4
Maintenance	8.5	6.7	5.0
Depreciation and Amortization	97.1	65.9	42.4
Taxes Other Than Income Taxes	109.7	88.3	66.0
TOTAL EXPENSES	275.4	197.9	135.8
OPERATING INCOME (LOSS)	447.8	280.1	174.4
Other Income (Expense):
Interest Income	1.2	0.4	0.1
Allowance for Equity Funds Used During Construction	52.3	52.3	53.0
Interest Expense	(68.0)	(46.0)	(34.6)
INCOME BEFORE INCOME TAX EXPENSE (CREDIT) AND EQUITY EARNINGS (LOSS)	433.3	286.8	192.9
Income Tax Expense (Credit)	147.2	94.1	60.0
NET INCOME (LOSS)	286.1	192.7	132.9
Appalachian Power Co [Member]
Revenues
Vertically Integrated Utilities	2,749.0	2,847.4	2,805.6
Sales to AEP Affiliates	172.0	142.1	147.8
Other Revenues	13.2	11.7	10.1
TOTAL REVENUES	2,934.2	3,001.2	2,963.5
Expenses
Fuel and Other Consumables Used for Electric Generation	597.3	654.9	675.9
Purchased Electricity for Resale	357.6	329.3	395.2
Other Operation	497.9	486.7	405.4
Maintenance	251.6	275.0	263.3
Depreciation and Amortization	407.9	388.5	388.8
Taxes Other Than Income Taxes	126.4	123.5	124.1
TOTAL EXPENSES	2,238.7	2,257.9	2,252.7
OPERATING INCOME (LOSS)	695.5	743.3	710.8
Other Income (Expense):
Interest Income	1.4	1.3	1.4
Carrying Costs Income	1.4	0.4	1.2
Allowance for Equity Funds Used During Construction	9.2	11.7	13.8
Interest Expense	(190.9)	(188.5)	(192.3)
INCOME BEFORE INCOME TAX EXPENSE (CREDIT) AND EQUITY EARNINGS (LOSS)	516.6	568.2	534.9
Income Tax Expense (Credit)	185.3	199.1	194.3
NET INCOME (LOSS)	331.3	369.1	340.6
Indiana Michigan Power Co [Member]
Revenues
Vertically Integrated Utilities	2,042.5	2,062.3	2,073.3
Sales to AEP Affiliates	1.8	26.2	27.4
Other Revenues - Affiliated	62.6	62.1	78.8
Other Revenues	14.3	17.0	6.7
TOTAL REVENUES	2,121.2	2,167.6	2,186.2
Expenses
Fuel and Other Consumables Used for Electric Generation	295.1	284.1	336.3
Purchased Electricity for Resale	152.2	198.7	195.8
Purchased Electricity from AEP Affiliates	223.9	228.6	232.1
Other Operation	585.2	572.0	553.4
Maintenance	208.4	205.6	212.0
Asset Impairments and Other Related Charges	0.0	10.5	0.0
Depreciation and Amortization	210.9	191.7	198.4
Taxes Other Than Income Taxes	92.2	94.8	88.3
TOTAL EXPENSES	1,767.9	1,786.0	1,816.3
OPERATING INCOME (LOSS)	353.3	381.6	369.9
Other Income (Expense):
Interest Income	1.8	1.2	1.3
Carrying Costs Income	12.7	10.1	8.3
Allowance for Equity Funds Used During Construction	11.1	15.3	11.6
Interest Expense	(110.8)	(100.8)	(90.2)
INCOME BEFORE INCOME TAX EXPENSE (CREDIT) AND EQUITY EARNINGS (LOSS)	268.1	307.4	300.9
Income Tax Expense (Credit)	81.4	67.5	96.1
NET INCOME (LOSS)	186.7	239.9	204.8
Ohio Power Co [Member]
Revenues
Transmission and Distribution Utilities	2,853.5	2,930.1	3,056.1
Sales to AEP Affiliates	24.4	17.3	84.1
Other Revenues	6.0	6.5	8.5
TOTAL REVENUES	2,883.9	2,953.9	3,148.7
Expenses
Purchased Electricity for Resale	705.9	663.1	635.0
Purchased Electricity from AEP Affiliates	108.5	141.9	527.1
Generation Deferrals	0.0	(82.7)	(30.7)
Amortization of Generation Deferrals	229.2	242.9	169.1
Other Operation	511.5	706.8	630.3
Maintenance	141.2	148.0	166.8
Depreciation and Amortization	225.9	238.6	217.5
Taxes Other Than Income Taxes	391.5	386.8	372.8
TOTAL EXPENSES	2,313.7	2,445.4	2,687.9
OPERATING INCOME (LOSS)	570.2	508.5	460.8
Other Income (Expense):
Interest Income	4.9	3.8	5.6
Carrying Costs Income	3.6	19.9	11.8
Allowance for Equity Funds Used During Construction	6.4	6.0	8.8
Interest Expense	(101.9)	(112.2)	(127.8)
INCOME BEFORE INCOME TAX EXPENSE (CREDIT) AND EQUITY EARNINGS (LOSS)	483.2	426.0	359.2
Income Tax Expense (Credit)	159.3	143.8	126.5
NET INCOME (LOSS)	323.9	282.2	232.7
Public Service Co Of Oklahoma [Member]
Revenues
Vertically Integrated Utilities	1,417.5	1,242.8	1,331.4
Sales to AEP Affiliates	4.3	2.6	4.6
Other Revenues	5.4	4.4	3.2
TOTAL REVENUES	1,427.2	1,249.8	1,339.2
Expenses
Fuel and Other Consumables Used for Electric Generation	134.5	44.8	301.4
Purchased Electricity for Resale	514.9	441.2	316.9
Purchased Electricity from AEP Affiliates	0.0	3.7	0.0
Other Operation	311.7	288.5	268.4
Maintenance	120.3	106.9	104.6
Depreciation and Amortization	130.4	130.2	117.5
Taxes Other Than Income Taxes	40.5	35.8	37.2
TOTAL EXPENSES	1,252.3	1,051.1	1,146.0
OPERATING INCOME (LOSS)	174.9	198.7	193.2
Other Income (Expense):
Interest Income	0.1	0.7	0.4
Allowance for Equity Funds Used During Construction	0.5	6.2	8.8
Interest Expense	(53.4)	(51.2)	(58.6)
INCOME BEFORE INCOME TAX EXPENSE (CREDIT) AND EQUITY EARNINGS (LOSS)	122.1	154.4	143.8
Income Tax Expense (Credit)	50.1	54.4	51.3
NET INCOME (LOSS)	72.0	100.0	92.5
Southwestern Electric Power Co [Member]
Revenues
Vertically Integrated Utilities	1,752.1	1,721.5	1,762.3
Sales to AEP Affiliates	25.9	24.5	16.6
Other Revenues	1.9	2.0	2.0
TOTAL REVENUES	1,779.9	1,748.0	1,780.9
Expenses
Fuel and Other Consumables Used for Electric Generation	496.1	517.8	570.6
Purchased Electricity for Resale	168.7	142.4	110.6
Other Operation	314.6	331.7	294.5
Maintenance	143.5	149.7	155.9
Asset Impairments and Other Related Charges	33.6	0.0	0.0
Depreciation and Amortization	217.4	196.5	192.0
Taxes Other Than Income Taxes	98.3	88.8	88.1
TOTAL EXPENSES	1,472.2	1,426.9	1,411.7
OPERATING INCOME (LOSS)	307.7	321.1	369.2
Other Income (Expense):
Interest Income	2.7	1.5	1.2
Allowance for Equity Funds Used During Construction	2.4	11.0	26.4
Interest Expense	(123.4)	(119.7)	(119.9)
INCOME BEFORE INCOME TAX EXPENSE (CREDIT) AND EQUITY EARNINGS (LOSS)	189.4	213.9	276.9
Income Tax Expense (Credit)	48.1	52.1	84.8
Equity Earnings (Loss) of Unconsolidated Subsidiaries	(3.8)	7.9	3.9
NET INCOME (LOSS)	137.5	169.7	196.0
Net Income Attributable to Noncontrolling Interests	12.8	4.1	3.7
EARNINGS ATTRIBUTABLE TO COMMON SHAREHOLDERS	$ 124.7	$ 165.6	$ 192.3